Share capital - Fair value of options (Details) - Stock options	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Annualized volatility		62.29%
Exercise price range Minimum
Disclosure of classes of share capital [line items]
Expected life of options	4 years	3 years
Annualized volatility	61.00%
Risk-free interest rate	0.34%	0.29%
Exercise price range Maximum
Disclosure of classes of share capital [line items]
Expected life of options	5 years	5 years
Annualized volatility	62.29%
Risk-free interest rate	1.40%	0.42%